Cash and Cash Equivalents and Temporary Investments (Tables)	12 Months Ended
Dec. 31, 2021
Cash and Cash Equivalents and Temporary Investments
Cash and Cash Equivalents and Temporary Investments

Cash and cash equivalents as of December 31, 2021 and 2020, consisted of:

	2021		2020
Cash and bank accounts	Ps.	1,180,817	Ps.	5,094,610
Short-term investments (1)		24,647,398		23,963,483
Total cash and cash equivalents	Ps.	25,828,215	Ps.	29,058,093

(1) Highly-liquid investments with an original maturity of three months or less at the date of acquisition.